Document And Entity Information	6 Months Ended
Jun. 30, 2011
Document And Entity Information
Document type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2011
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2011
Entity Registrant Name	ATNA RESOURCES LTD
Entity Central Index Key	0001041548
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	0